CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
NET INCOME	$ 10,999	$ 12,631
Other comprehensive income (loss):
Change in unrealized gain (loss) on available for sale securities	1,211	4,067
Reclassification adjustment for realized losses	0	23
Other comprehensive income (loss)	1,211	4,090
Related tax effect	(267)	(705)
Total other comprehensive income (loss), net of tax	944	3,385
Total comprehensive income	$ 11,943	$ 16,016